Parent Company Only Condensed Financial Information (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member]		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current Assets
Cash		¥ 167,227,049	$ 23,569,704	¥ 3,045,660
Total current assets		1,313,008,292	185,061,070	1,043,032,556
Non-current assets
Long-term investments, net		165,416,495	23,314,517	158,734,357
Long-term prepaid expense		2,341,350	330,000
Total non-current assets		167,757,845	23,644,517	158,734,357
Total Assets		1,480,766,137	208,705,587	1,201,766,913
Current Liabilities
Accrued expenses and other liabilities		887,485,236	125,086,010	461,105,636
Warrants liability		4,548,004	641,015	8,792,389
Total current liabilities		895,559,835	126,224,079	473,313,628
Total Liabilities		895,559,835	126,224,079	473,313,628
Shareholders’ equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 93,058,197 and 190,227,959 shares issued and outstanding as of March 31, 2023 and 2024, respectively*	[1]	26,105	3,679	12,297
Additional paid-in capital		2,950,862,914	415,907,387	2,656,891,036
Accumulated deficit		(2,307,502,836)	(325,229,434)	(1,874,037,965)
Accumulated other comprehensive loss		(58,179,881)	(8,200,124)	(54,412,083)
Total shareholders’ equity		585,206,302	82,481,508	728,453,285
Total liabilities and shareholders’ equity		1,480,766,137	208,705,587	1,201,766,913
Related Party [Member]
Current Assets
Amounts due from related parties		1,145,781,243	161,491,366	1,039,986,896
Current Liabilities
Amounts due to related parties		¥ 3,526,595	$ 497,054	¥ 3,415,603

[1]	Gives retroactive effect to the business combination in March 2023.